UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Electric Utilities — 0.2%
Vistra Energy Corp.		28,707	$465,340
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	9,770
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		63	18,900
Specialty Retail — 0.0%
Things Remembered, Inc. (a)		551,052	6
Total Common Stocks — 0.2%			494,016

Asset-Backed Securities (b)(c)	Par (000)
Asset-Backed Securities — 2.3%
ALM Loan Funding, Series 2012-5A, Class BR, 4.02%, 10/18/27	USD	310	310,659
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.72%, 10/15/28		250	251,141
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26		463	456,358
ALM XVII Ltd., Series 2015-17A, Class C1, 5.17%, 1/15/28		250	250,148
AMMC CLO Ltd., Series 2014-15A, Class D, 5.15%, 12/09/26		250	254,560
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, 2.91%, 12/05/25		300	299,339
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.72%, 10/15/26		525	523,531
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24		500	497,800
Carlyle Global Market Strategies CLO Ltd., Class C:
Series 2013-1A, 5.04%, 2/14/25		250	250,560
Series 2014-5A, 5.17%, 10/16/25		1,250	1,242,746
CIFC Funding Ltd.:
Series 2013-1A, Class A2, 2.92%, 4/16/25		290	290,429
Series 2014-2A, Class A3L, 3.78%, 5/24/26		275	275,699
Highbridge Loan Management Ltd., Series 2015-7A, Class C, 4.42%, 11/15/26		250	250,199

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
LCM XVIII LP, Series 18A, Class INC, 11.42%, 4/20/27	USD	750	$525,000
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.60%, 4/15/26		250	250,000
Symphony CLO Ltd., Series 2016-17A, Class D, 5.82%, 4/15/28		250	251,839
TCI-Cent Clo Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29		250	249,022
Treman Park CLO LLC, Series 2015-1A, Class D, 4.89%, 4/20/27		700	702,412
Voya CLO Ltd., Series 2013-3A, Class A2, 2.82%, 1/18/26		250	250,169
Webster Park CLO Ltd., Series 2015-1A:
Class B1, 4.13%, 1/20/27		250	250,435
Class C, 5.08%, 1/20/27		250	248,499
Total Asset-Backed Securities — 2.3%			7,880,545

Corporate Bonds
Airlines — 0.4%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,620,662
Building Products — 0.1%
Building Materials Corp. of America, 6.00%, 10/15/25 (c)		200	211,000
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		649	654,028
Chemicals — 0.1%
Momentive Performance Materials, Inc., 3.88%, 10/24/21		390	379,275
Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 4/01/19 (a)(c)(d)		827	684,342
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31		150	178,125
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c):
3.96%, 12/15/19		220	223,209

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c) (continued):
4.29%, 5/15/21	USD	680	$697,850
Reynolds Group Issuer, Inc., 4.52%, 7/15/21 (b)(c)		3,125	3,214,844

			4,135,903
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.76%, 1/15/18 (b)		607	607,758
6.13%, 1/15/21		337	348,374
SBA Communications Corp., 4.88%, 9/01/24 (c)		200	195,220

			1,151,352
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20		654	13,080
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		200	208,250
Energy Equipment & Services — 0.3%
Transocean, Inc., 9.00%, 7/15/23 (c)		976	1,038,830
Weatherford International Ltd., 9.88%, 2/15/24 (c)		200	216,000

			1,254,830
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (c)		310	321,625
Health Care Providers & Services — 0.1%
HCA, Inc., 5.25%, 6/15/26		200	208,500
HealthSouth Corp., 5.75%, 11/01/24		200	203,250
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		45	46,463

			458,213
Household Durables — 0.1%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(d)		400	—
Lennar Corp., 4.75%, 5/30/25		225	226,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		200	205,438

			432,125

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25	USD	200	$209,000
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 6.25%, 7/15/22		925	952,750
Internet Software & Services — 0.1%
Equinix, Inc., 5.75%, 1/01/25		200	211,000
Media — 0.8%
Altice Financing SA, 6.63%, 2/15/23 (c)		335	350,912
Altice US Finance I Corp., 5.50%, 5/15/26 (c)		200	205,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		175	175,438
CSC Holdings LLC, 10.88%, 10/15/25 (c)		200	238,000
SFR Group SA (c):
6.00%, 5/15/22		512	526,720
6.25%, 5/15/24		630	633,937
7.38%, 5/01/26		330	338,663
Sirius XM Radio, Inc., 6.00%, 7/15/24 (c)		200	212,876
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (c)		200	200,674

			2,882,220
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		858	855,426
3.10%, 3/15/20		725	719,563
Teck Resources Ltd.:
4.50%, 1/15/21		514	522,995
3.75%, 2/01/23		365	354,506

			2,452,490
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		415	463,244
CONSOL Energy, Inc., 5.88%, 4/15/22		1,385	1,339,987
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		95	101,650
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		615	651,900
Halcon Resources Corp., 8.63%, 2/01/20 (c)		125	130,625
MEG Energy Corp., 6.50%, 1/15/25 (c)		849	857,490

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)	USD	234	$241,020
Noble Holding International, Ltd., 7.75%, 1/15/24		570	566,438
Rowan Cos., Inc., 7.38%, 6/15/25		210	219,450
Sabine Pass Liquefaction LLC, 5.63%, 3/01/25		200	217,250
Sanchez Energy Corp., 6.13%, 1/15/23		153	146,880
Whiting Petroleum Corp., 5.75%, 3/15/21		180	181,800

			5,117,734
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.68%, 12/01/17 (b)		179	179,000
Software — 0.1%
MSCI, Inc., 4.75%, 8/01/26 (c)		200	199,000
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 8/15/20		200	214,000
Total Corporate Bonds — 7.0%			24,120,004

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.1%
BE Aerospace, Inc., 2014 Term Loan B, 3.94%, 12/16/21		1,355	1,359,469
Engility Corp.:
Term Loan B1, 5.03%, 8/12/20		215	214,835
Term Loan B2, 5.75%, 8/12/23		393	394,025
TransDigm, Inc.:
2015 Term Loan E, 3.78%, 5/14/22		500	498,148
2016 Extended Term Loan F, 3.78%, 6/09/23		3,945	3,933,047
Term Loan D, 4.00%, 6/04/21		699	696,288

			7,095,812
Air Freight & Logistics — 2.0%
Avolon Holdings Ltd. (Luxembourg) S.a.r.l., Term Loan B2, 3.50%, 1/13/22		3,865	3,914,852
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		447	389,182
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		458	399,183

Floating Rate Loan Interests (b)	Par (000)		Value
Air Freight & Logistics (continued)
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21	USD	82	$71,010
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		610	531,645
XPO Logistics, Inc., Term Loan B2, 4.25%, 11/01/21		1,597	1,607,192

			6,913,064
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17		79	78,700
2.46%, 9/10/18		289	284,221

			362,921
Auto Components — 1.2%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/07/23		325	327,844
2016 2nd Lien Term Loan, 8.75%, 12/07/24		240	243,199
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		681	647,584
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		2,434	2,425,003
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.77%, 4/30/19		374	378,428
GPX International Tire Corp., Term Loan (a)(d):
12.25%, 3/31/2012		274	—
PIK, 13.00%, 3/30/2012 (e)		4	—

			4,022,058
Automobiles — 0.8%
CH Hold Corp.:
1st Lien Term Loan, 4.03%, 1/18/24		725	730,437
2nd Lien Term Loan, 9.00%, 1/18/25		150	151,500
Delayed Draw Term Loan B, 4.50%, 1/18/24		75	75,563
FCA US LLC, Term Loan B:
2018, 3.27%, 12/31/18		291	290,883
3.53%, 5/24/17		1,642	1,642,575

			2,890,958
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		488	486,281

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)	Par (000)		Value
Building Materials — 1.0%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.54%, 7/28/23	USD	395	$401,913
2015 Term Loan, 4.79%, 7/28/22		518	519,433
2016 Incremental Delayed Draw Term Loan, 5.50%, 7/28/22		221	222,043
2016 Incremental Term Loan, 5.50%, 7/28/22		2,255	2,268,902

			3,412,291
Building Products — 2.9%
Continental Building Products LLC, 1st Lien Term Loan, 3.75%, 8/10/23		686	693,517
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,196	3,222,191
GYP Holdings III Corp., 1st Lien Term Loan, 4.54%, 4/01/21		955	961,318
Jeld-Wen Inc., Term Loan B2, 4.75%, 7/01/22		1,428	1,435,266
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		564	571,193
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.02%, 11/15/23		1,355	1,371,003
Wilsonart LLC, 2016 Term Loan, 4.50%, 12/19/23		1,640	1,649,546

			9,904,034
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		389	387,501
RPI Finance Trust, Term Loan B5, 3.50%, 10/14/22		842	848,530

			1,236,031
Chemicals — 4.3%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.29%, 9/13/23		262	264,310
Allnex USA, Inc., Term Loan B3, 5.29%, 9/13/23		197	199,129
Atotech B.V., 2017 Term Loan B1, 4.53%, 1/24/24		630	633,150
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.50%, 2/01/23		992	1,002,730
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		69	69,804
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		663	664,479

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (continued)
Chemours Co., Term Loan B, 3.78%, 5/12/22	USD	732	$729,545
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		182	167,572
Huntsman International LLC, Term Loan B2, 3.96%, 4/01/23		1,351	1,362,758
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20		682	686,697
German Borrower, 4.25%, 4/28/20		291	293,460
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		1,037	1,049,852
Term Loan B5, 4.50%, 6/07/20		1,180	1,194,657
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,777	1,734,139
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		853	863,558
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		685	687,710
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	285,713
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		913	916,078
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	1,040,494
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		277	276,977
Versum Materials, Inc., Term Loan, 3.50%, 9/29/23		589	595,699

			14,718,511
Commercial Services & Supplies — 7.7%
ADMI Corp., 2015 Term Loan B, 5.29%, 4/30/22		718	723,420
Advanced Disposal Services, Inc., Term Loan B3, 3.50%, 11/10/23		2,030	2,048,603
Aramark Services, Inc.:
Term Loan E, 3.28%, 9/07/19		1,059	1,067,588
Term Loan F, 3.50%, 2/24/21		518	522,087
Asurion LLC:
2016 Term Loan B2, 4.03%, 7/08/20		350	352,821
Term Loan B4, 4.25%, 8/04/22		1,243	1,255,635

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (continued)
Asurion LLC (continued):
Term Loan B5, 4.75%, 11/03/23	USD	1,496	$1,510,898
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.79%, 11/26/20		1,725	1,721,353
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		1,317	1,327,668
Casella Waste Systems, Inc., Term Loan B, 4.00%, 10/17/23		580	585,800
Catalent Pharma Solutions, Inc., Term Loan B, 3.75%, 5/20/21		2,260	2,279,952
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21		627	634,317
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		637	645,440
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		230	212,979
GCA Services Group, Inc., 2016 Term Loan, 5.99%, 3/01/23		1,152	1,163,827
KAR Auction Services, Inc.:
Term Loan B2, 4.19%, 3/11/21		802	812,413
Term Loan B3, 4.50%, 3/09/23		1,067	1,079,271
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		791	766,572
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.25%, 5/02/22		853	860,862
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		985	997,256
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,215	2,205,209
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		627	634,686
US Ecology, Inc., Term Loan, 3.78%, 6/17/21		392	392,163
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		1,307	1,317,051
Waste Industries USA, Inc., 2016 Term Loan, 3.53%, 2/27/20		1,244	1,247,984

			26,365,855
Communications Equipment — 0.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		560	565,431
2nd Lien Term Loan, 7.50%, 1/24/22		227	228,411

Floating Rate Loan Interests (b)		Par (000)	Value
Communications Equipment (continued)
Avaya, Inc.:
DIP Term Loan, 8.50%, 1/23/18	USD	35	$35,996
Term Loan B7, 6.28%, 5/29/20 (a)(d)		153	126,280
CommScope, Inc., Term Loan B5, 3.28%, 12/29/22		553	558,298
Riverbed Technology, Inc., 2016 Term Loan, 4.25%, 4/24/22		1,209	1,216,923

			2,731,339
Construction & Engineering — 1.0%
AECOM Technology Corp., 2014 Term Loan B, 3.78%, 10/15/21		86	86,554
CNT Holdings III Corp., 2017 Term Loan, 4.25%, 1/22/23		824	826,864
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		2,085	2,107,353
USIC Holdings, Inc., 2016 1st Lien Term Loan, 4.75%, 12/08/23		525	528,717

			3,549,488
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		2,151	2,171,147
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		435	436,353
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		211	211,181

			2,818,681
Containers & Packaging — 2.4%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.01%, 12/17/21		1,098	1,109,867
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		195	195,803
Berry Plastics Group, Inc.:
Term Loan I, 3.29%, 10/03/22		3,339	3,358,580
Term Loan J, 3.52%, 1/19/24		235	236,469
BWAY Holding Company, 2016 Term Loan B, 4.75%, 8/14/23		2,319	2,333,389
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.25%, 12/29/23		730	735,935
Prolampac Intermediate Inc., 2016 1st Lien Term Loan, 5.00%, 11/18/23		235	238,231

			8,208,274

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)	Par (000)		Value
Distributors — 0.6%
American Builders & Contractors Supply Co., Term Loan B, 3.53%, 10/31/23	USD	1,621	$1,633,764
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		570	567,272

			2,201,036
Diversified Consumer Services — 2.7%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.52%, 11/07/23		2,010	2,030,478
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		727	688,373
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		778	783,885
Nomad Foods Europe Midco Ltd., Term Loan C1, 3.50%, 6/30/20	EUR	606	657,800
Serta Simmons Holdings LLC, 2nd Lien Term Loan, 9.00%, 11/08/24	USD	655	662,094
ServiceMaster Company, 2016 Term Loan B, 3.28%, 11/08/23		2,575	2,586,793
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		792	797,838
Weight Watchers International, Inc., Term Loan B2, 4.25%, 4/02/20		1,366	1,213,648

			9,420,909
Diversified Financial Services — 1.3%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		1,165	1,174,019
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		588	593,880
Jefferies Finance LLC, Term Loan, 4.56%, 5/14/20		1,675	1,661,941
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,015	1,016,957

			4,446,797
Diversified Telecommunication Services — 6.2%
Consolidated Communications, Inc.:
2016 Term Loan B, 4.00%, 10/04/23		414	416,993
Term Loan B2, 4.00%, 10/05/23		280	282,050
Hawaiian Telcom Communications, Inc., Term Loan B, 5.29%, 6/06/19		1,408	1,417,382

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Telecommunication Services (continued)
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.29%, 8/14/20	USD	1,371	$1,371,910
2nd Lien Term Loan, 9.75%, 2/12/21		459	458,397
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,742,391
2019 Term Loan, 4.00%, 8/01/19		2,452	2,480,911
Sprint Communications, Inc., 1st Lien Term Loan B, 3.25%, 1/13/24		1,785	1,787,231
Telenet International Finance Sarl, Term Loan AF, 3.77%, 1/31/25		2,475	2,496,211
Telesat Canada, Term Loan B, 4.78%, 11/17/23		703	702,905
Virgin Media Investment Holdings Ltd., Term Loan I, 3.52%, 1/31/25		2,415	2,428,597
Zayo Group LLC:
2017 Delayed Draw Term Loan B3, 3.50%, 1/12/24		825	831,534
2017 Term Loan B2, 3.53%, 1/19/24		1,710	1,723,543

			21,140,055
Electric Utilities — 2.3%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		3,761	3,781,738
Lightstone Generation LLC:
Term Loan B, 6.50%, 11/22/23		614	620,854
Term Loan C, 6.50%, 11/22/23		58	59,129
PrimeLine Utility Services LLC, Term Loan, 6.50%, 11/12/22		847	855,295
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		1,678	1,685,521
Exit Term Loan C, 5.00%, 8/04/23		383	384,660
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 10/10/17 (a)(d)		1,050	21,000
Vistra Operations Company LLC, 2016 Term Loan B2, 4.02%, 12/14/23		450	454,500

			7,862,697

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.83%, 8/17/22	USD	398	$359,447
Energy Equipment & Services — 0.4%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		528	363,140
Weatherford International Ltd., Term Loan, 3.08%, 7/13/20		1,010	967,339

			1,330,479
Food & Staples Retailing — 4.1%
Albertsons LLC:
2016 Term Loan B4, 3.78%, 8/22/21		2,774	2,785,667
2016 Term Loan B5, 4.25%, 12/22/22		217	218,805
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 5.04%, 1/26/24		2,330	2,323,453
2017 2nd Lien Term Loan, 9.04%, 1/26/25		680	686,800
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		1,697	1,711,869
Rite Aid Corp.:
5.75%, 8/21/20		681	683,007
4.88%, 6/21/21		1,629	1,634,299
US Foods, Inc., 2016 Term Loan B, 3.78%, 6/27/23		4,030	4,056,185

			14,100,085
Food Products — 3.4%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		889	884,605
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		965	977,062
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		486	481,416
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,506	1,512,666
JBS USA LLC, 2017 Term Loan B, 3.50%, 10/30/22		1,245	1,247,590
Pinnacle Foods Finance LLC:
2016 Term Loan I, 3.53%, 1/13/23		336	335,619
2017 Term Loan B, 2.25%, 1/27/24		1,620	1,623,046
Term Loan G, 3.28%, 4/29/20		995	994,938
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		967	944,649
2nd Lien Term Loan, 10.75%, 11/01/19		328	282,080

Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (continued)
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23	USD	2,546	$2,552,521

			11,836,192
Health Care Equipment & Supplies — 3.9%
Alere, Inc.:
2015 Term Loan A, 3.78%, 6/18/20		281	280,629
2015 Term Loan B, 4.25%, 6/18/22		1,168	1,167,770
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,506	1,516,186
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		2,326	2,330,956
Cotiviti Corp., Term Loan B, 3.75%, 9/28/23		1,599	1,609,176
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,385	1,349,423
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,391	1,356,644
Mallinckrodt International Finance SA, Term Loan B, 3.44%, 3/19/21		205	205,000
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		2,096	2,089,940
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,384	1,372,555

			13,278,279
Health Care Providers & Services — 10.4%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.78%, 2/11/22		288	290,641
Term Loan B2, 3.78%, 2/16/23		1,312	1,322,677
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		2,094	2,114,593
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		1,566	1,545,297
Term Loan G, 3.75%, 12/31/19		1,164	1,104,068
Term Loan H, 4.00%, 1/27/21		160	151,505
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		933	940,375
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/21		3,418	3,456,148
Envision Healthcare Corp., 2016 Term Loan B, 4.00%, 12/01/23		4,675	4,720,301
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		884	851,075

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc., Term Loan B6, 4.03%, 3/17/23	USD	3,183	$3,213,028
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 11/09/23		2,528	2,548,924
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,568	1,590,135
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		296	295,921
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		301	302,620
2016 Term Loan, 5.50%, 8/14/21		559	561,203
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		1,004	1,015,138
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,861	1,863,764
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,180	1,192,927
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		1,548	1,552,016
Team Health, Inc.:
1st Lien Term Loan, 3.75%, 1/17/24		1,845	1,841,550
2016 Term Loan, 3.78%, 11/23/22		1,330	1,324,966
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,028	967,752
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		1,117	1,131,381

			35,898,005
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18		196	195,561
IMS Health, Inc., 2016 Term Loan B, 3.50%, 3/17/21		1,955	1,965,965
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		840	841,579
2nd Lien Term Loan, 8.25%, 10/21/24		310	315,037

			3,318,142

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 7.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21	USD	1,633	$1,640,921
2nd Lien Term Loan, 8.00%, 8/01/22		602	603,818
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		716	717,551
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		479	480,555
Term Loan B2, 3.76%, 9/15/23		1,047	1,058,173
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,440	1,446,980
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		2,860	2,886,069
Caesars Entertainment Operating Co., Inc., Term Loan B7, 6 .00%, 3/01/17		1,495	1,784,342
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		4,587	4,626,599
CCM Merger, Inc., Term Loan B, 4.03%, 8/08/21		821	827,159
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		1,469	1,478,530
ESH Hospitality, Inc., 2016 Term Loan B, 3.78%, 8/30/23		1,995	2,002,122
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.00%, 11/30/23		140	141,707
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		105	106,213
Term Loan B2, 3.27%, 10/25/23		1,009	1,017,913
La Quinta Intermediate Holdings LLC, Term Loan B, 3.77%, 4/14/21		505	507,395
Penn National Gaming, Inc., 2017 Term Loan B, 3.25%, 1/13/24		235	236,664
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		770	779,401
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		250	250,398
Term Loan B, 4.00%, 2/19/19		1,332	1,338,060
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		712	718,019
2014 Term Loan B2, 6.00%, 10/01/21		493	496,877

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2016 Term Loan B, 3.77%, 6/08/23	USD	524	$525,190
Yum! Brands, Inc., 1st Lien Term Loan B, 3.52%, 6/16/23		896	908,655

			26,579,311
Household Products — 1.4%
Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.50%, 11/08/23		2,920	2,913,751
Spectrum Brands, Inc., 2016 Term Loan, 3.31%, 6/23/22		2,008	2,030,663

			4,944,414
Independent Power and Renewable Electricity Producers — 2.8%
Aria Energy Operating LLC, Term Loan, 5.50%, 5/27/22		736	730,687
Calpine Construction Finance Co., LP, Term Loan B1, 3.03%, 5/03/20		641	640,695
Calpine Corp.:
Term Loan B5, 3.75%, 1/15/24		690	692,706
Term Loan B6, 3.75%, 1/15/23		1,307	1,313,831
Term Loan B7, 3.75%, 5/31/23		473	475,573
Dynegy, Inc.:
2017 Term Loan C, 4.25%, 6/27/23		305	307,010
Escrow, 5.00%, 6/27/23		1,959	1,972,111
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		2,031	2,047,771
Term Loan C, 5.00%, 12/19/21		91	91,940
NRG Energy, Inc., 2016 Term Loan B, 3.03%, 6/30/23		740	742,100
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		669	615,521

			9,629,945
Industrial Conglomerates — 0.8%
Cortes NP Acquisition Corp., Term Loan B, 6.04%, 11/30/23		1,865	1,874,325
Power Products LLC, Term Loan, 5.50%, 1/24/23		515	517,575
Sequa Corp., Term Loan B, 5.25%, 6/19/17		317	302,927

			2,694,827

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance — 2.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22	USD	1,035	$1,039,332
AmWINS Group LLC:
2017 2nd Lien Term Loan, 8.50%, 1/17/25		180	182,700
2017 Term Loan B, 4.00%, 1/05/24		1,155	1,159,042
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		1,354	1,369,128
Hub International Ltd., Term Loan B, 4.00%, 10/02/20		555	557,250
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (e)		720	749,700
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,143	1,146,493
2016 1st Lien Term Loan, 4.25%, 3/01/21		527	532,297
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,232,054

			7,967,996
Internet & Direct Marketing Retail — 0.5%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.78%, 8/19/23		1,877	1,884,596
Internet Software & Services — 1.4%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,536	1,538,098
GTT Communications, Inc., 2016 Term Loan B, 5.00%, 1/09/24		223	225,787
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.50%, 11/03/23		2,050	2,066,113
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		419	65,356
WaveDivision Holdings LLC, Term Loan B, 4.04%, 10/15/19		894	898,000

			4,793,354
IT Services — 6.0%
Abacus Innovations Corp., Term Loan B, 3.53%, 8/16/23		2,510	2,526,742
Cision US, Inc., Term Loan B, 7.00%, 6/16/23		756	754,786
First Data Corp.:
2016 Term Loan, 3.78%, 3/24/21		7,487	7,530,302
Term Loan A, 2.78%, 6/02/20		920	919,236
Global Payments, Inc., Reprice Term Loan B, 3.28%, 4/22/23		1,010	1,019,195

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services (continued)
TKC Holdings, Inc.:
2017 2nd Lien Term Loan, 8.50%, 1/18/24	USD	461	$461,000
2017 Term Loan, 4.75%, 1/13/23		1,235	1,238,088
Vantiv LLC, 2014 Term Loan B, 3.27%, 10/14/23		675	679,901
VF Holding Corp., Reprice Term Loan, 4.25%, 6/30/23		2,958	2,976,072
WEX, Inc., Term Loan B, 4.28%, 7/01/23		2,318	2,344,431

			20,449,753
Leisure Products — 0.1%
Zodiac Pool Solutions LLC, 1st Lien Term Loan, 5.50%, 12/20/23		236	237,770
Machinery — 2.7%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		613	616,198
Term Loan B3, 4.25%, 8/30/20		186	186,472
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		698	689,538
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		698	705,233
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22		915	917,257
Milacron LLC, Amended Term Loan B, 3.00%, 6/20/23		310	311,163
Mueller Water Products, Inc., Term Loan B, 4.03%, 11/26/21		490	495,307
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		585	592,351
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		1,336	1,343,481
Signode Industrial Group US, Inc., Term Loan B, 4.00%, 5/01/21		570	573,805
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,258	2,138,726
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		566	566,988

			9,136,519
Media — 12.3%
Altice US Finance I Corp., 2016 Term Loan B, 3.78%, 1/15/25		3,066	3,099,400
AMC Entertainment, Inc., Term Loan B, 3.53%, 12/15/23		445	448,449
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		611	616,291

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Charter Communications Operating LLC, 2016 Term Loan, 3.03%, 1/15/24	USD	3,940	$3,952,794
CSC Holdings LLC, 2016 Term Loan, 3.77%, 10/11/24		2,150	2,163,048
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		329	332,530
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		978	985,476
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,486	1,378,105
iHeartCommunications, Inc.:
Extended Term Loan E, 8.28%, 7/30/19		315	262,105
Term Loan D, 7.53%, 1/30/19		3,806	3,151,769
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,981	2,932,650
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		1,119	1,127,892
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.52%, 1/07/22		735	731,634
Live Nation Entertainment, Inc., Term Loan B, 3.31%, 10/31/23		295	297,693
MCC Iowa LLC, Term Loan J, 3.50%, 6/30/21		317	318,757
Mediacom Communications Corp., Term Loan F, 3.23%, 3/31/18		496	496,287
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.02%, 1/17/24		255	257,856
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.00%, 1/17/24		2,765	2,798,626
Numericable U.S. LLC:
Term Loan B10, 4.29%, 1/14/25		1,319	1,329,919
Term Loan B7, 5.29%, 1/15/24		744	752,049
SBA Senior Finance II LLC, Term Loan B1, 3.03%, 3/24/21		2,676	2,682,647
Sinclair Television Group, Inc., Term Loan B2, 3.03%, 1/03/24		634	634,836
Trader Corp., Term Loan, 5.00%, 9/28/23		965	974,245
Tribune Media Company, Term Loan C, 3.78%, 1/27/24		2,384	2,400,106
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,244	2,249,328
UPC Financing Partnership, Term Loan AN, 3.77%, 8/31/24		754	753,986

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	1,105	$1,390,228
Ziggo Financing Partnership:
Term Loan B1, 3.52%, 1/15/22	USD	741	742,164
Term Loan B2A, 3.52%, 1/15/22		444	444,903
Term Loan B3, 4.07%, 1/15/22		138	138,051
Ziggo Secured Finance Partnership, Term Loan E, 2.50%, 4/23/25		2,585	2,590,118

			42,433,942
Metals & Mining — 0.1%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	32,243
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23		459	463,296

			495,539
Multiline Retail — 1.3%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,156	2,155,541
2nd Lien Term Loan, 8.50%, 3/26/20		387	386,463
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		1,360	1,334,957
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		742	613,619

			4,490,580
Oil, Gas & Consumable Fuels — 5.2%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		2,075	2,333,109
Term Loan A, 3.78%, 10/01/19		1,601	1,557,086
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		2,125	2,323,359
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		651	661,518
Drillships Financing Holding, Inc., Term Loan B1, 6.06%, 3/31/21		627	485,693
Energy Transfer Equity LP, Term Loan:
2015, 4.14%, 12/02/19		642	643,708
2017 B, 2.50%, 1/24/24		764	762,900
3.39%, 12/02/19		120	119,910
EP Energy LLC, 2016 Term Loan, 9.75%, 6/30/21		107	111,512

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	1,019	$1,024,866
MEG Energy Corp., 2017 Term Loan B, 4.75%, 12/31/23		2,441	2,448,699
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		212	208,732
Power Buyer LLC, 1st Lien Term Loan, 4.25%, 5/06/20		305	305,115
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	283,575
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		861	809,496
Seventy Seven Operating LLC, Term Loan B, 3.78%, 6/25/20		159	157,275
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		1,226	1,237,765
Ultra Resources, Inc., Revolver, 4.61%, 4/06/17 (a)(d)		754	748,345
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,681	1,699,003

			17,921,666
Personal Products — 0.9%
Prestige Brands, Inc., Term Loan B4, 3.78%, 1/17/24		1,301	1,312,017
Revlon Consumer Products Corp., 2016 Term Loan B, 4.44%, 9/07/23		1,845	1,859,916

			3,171,933
Pharmaceuticals — 5.8%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		1,535	1,550,654
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		499	500,138
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		3,726	3,748,828
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.81%, 9/26/22		856	853,024
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 2.50%, 12/20/23		3,510	3,528,006
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,916	3,934,483
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,076	1,082,503

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.53%, 10/20/18	USD	248	$247,622
Series C2 Term Loan B, 5.27%, 12/11/19		2,907	2,912,034
Series D2 Term Loan B, 5.02%, 2/13/19		412	412,378
Series E Term Loan B, 5.27%, 8/05/20		665	666,782
Series F1 Term Loan B, 5.50%, 4/01/22		477	479,173

			19,915,625
Professional Services — 2.5%
Acosta Holdco, Inc., 2015 Term Loan, 4.29%, 9/26/21		370	356,761
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		687	682,567
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,731	1,731,861
Information Resources, Inc., 1st Lien Term Loan, 5.27%, 1/18/24		480	484,200
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		999	994,044
TransUnion LLC, Term Loan B2, 3.53%, 4/09/23		4,473	4,492,252

			8,741,685
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		1,460	1,476,994
MGM Growth Properties LLC, 2016 Term Loan B, 3.53%, 4/25/23		3,335	3,361,964

			4,838,958
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, Term Loan B, 3.75%, 10/16/20		1,319	1,332,021
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.29%, 11/04/21		1,149	1,154,831
Realogy Corp.:
2017 Term Loan B, 3.03%, 7/20/22		1,914	1,925,876
Term Loan A, 2.77%, 10/23/20		664	663,797

			5,076,525

Floating Rate Loan Interests (b)		Par (000)	Value
Road & Rail — 0.4%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.00%, 6/13/23	USD	768	$773,067
SIRVA Worldwide, Inc., 2016 Term Loan, 7.50%, 11/14/22		504	492,660

			1,265,727
Semiconductors & Semiconductor Equipment — 1.2%
Cavium, Inc., Term Loan B, 3.78%, 8/16/22		503	507,949
Microsemi Corp., 2015 Term Loan B, 3.77%, 1/15/23		272	273,308
NXP BV, Term Loan F, 3.24%, 12/07/20		2,706	2,717,257
ON Semiconductor Corp., Incremental Term Loan, 4.03%, 3/31/23		658	665,210

			4,163,724
Software — 8.5%
Aptean, Inc., 2016 1st Lien Term Loan, 6.00%, 12/20/22		355	358,994
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,874	1,868,413
DTI Holdco, Inc., 2016 Term Loan B, 6.09%, 9/21/23		958	952,218
Hyland Software, Inc., 2015 Term Loan, 4.75%, 7/01/22		70	70,228
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,285	2,285,126
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,495	2,484,580
IPS Corp., 2016 1st Lien Term Loan, 6.25%, 12/20/23		395	397,963
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		453	434,585
Kronos Incorporated, 2nd Lien Term Loan, 9.25%, 11/01/24		1,045	1,078,440
Kronos, Inc., 1st Lien Term Loan, 5.00%, 11/01/23		2,835	2,865,136
Landslide Holdings, Inc., 2017 Term Loan B, 5.75%, 1/20/24		245	246,269
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,307	1,312,361
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	992,000
Optiv Security, Inc.:
1st Lien Term Loan, 4.25%, 1/19/24		1,765	1,774,566
2nd Lien Term Loan, 9.50%, 1/19/25		465	471,506

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
RP Crown Parent, LLC, 2016 Term Loan B, 4.50%, 10/12/23	USD	1,365	$1,374,754
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		1,990	1,991,413
Solera LLC, Term Loan B, 5.75%, 3/03/23		1,036	1,046,000
Sophia, L.P., 2017 Term Loan B, 4.25%, 9/30/22		1,526	1,528,325
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.03%, 7/08/22		2,929	2,955,892
2015 Term Loan B2, 4.03%, 7/08/22		281	283,480
Synchronoss Technologies, Inc., Term Loan, 3.77%, 1/12/24		1,200	1,204,128
Tibco Software, Inc., 2017 Term Loan B, 5.50%, 12/04/20		1,181	1,189,852

			29,166,229
Specialty Retail — 2.9%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		1,100	959,073
Bass Pro Group LLC:
Asset Sale Term Loan, 5.72%, 5/04/18		410	408,721
Term Loan, 4.02%, 6/05/20		487	484,868
Term Loan B, 5.97%, 12/16/23		505	488,981
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		743	747,410
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/30/23		2,711	2,695,415
Outerwall ,Inc., 1st Lien Term Loan, 5.25%, 9/27/23		499	504,830
Party City Holdings, Inc., 2016 Term Loan, 3.82%, 8/19/22		1,748	1,736,081
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.25%, 1/09/23		1,495	1,473,807
Things Remembered, Inc., 2016 Term Loan, 11.00%, 2/29/20		577	158,806

			9,657,992
Technology Hardware, Storage & Peripherals — 0.7%
Dell Inc., 2016 Term Loan B, 4.03%, 9/07/23		1,591	1,597,774
Linxens France SA, Term Loan, 5.00%, 10/14/22		475	477,576
Oberthur Technologies SA,
2016 Term Loan B1, 4.70%, 12/15/23		143	144,702

Floating Rate Loan Interests (b)		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., Term Loan A, 2.78%, 4/29/21	USD	242	$242,084

			2,462,136
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		1,489	1,499,275
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		208	116,127

			1,615,402
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,694	1,702,007
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., Term Loan B, 3.71%, 10/01/22		865	870,494
HD Supply, Inc.:
Incremental Term Loan B1, 3.75%, 8/13/21		1,750	1,760,000
Incremental Term Loan B2, 3.75%, 10/17/23		623	628,113
Nexeo Solutions LLC, 2016 Term Loan, 5.29%, 6/09/23		154	155,382

			3,413,989
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		772	758,687
Wireless Telecommunication Services — 2.5%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20 (e)		4,787	4,679,386
LTS Buyer LLC, 1st Lien Term Loan, 4.25%, 4/13/20		3,323	3,339,194
Radiate Holdco LLC, 1st Lien Term Loan, 3.75%, 12/02/23		635	639,661

			8,658,241
Total Floating Rate Loan Interests — 139.1%			478,176,793

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	516

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Investment Companies		Shares	Value
Capital Markets (continued)
Eaton Vance Senior Income Trust		8,925	$60,601
Total Investment Companies — 0.0%			61,117

Other Interests — 0.0% (f)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow	USD	500	6

Warrants		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.; Expires 07/01/18		181	1,493
Expires 07/01/19		195	731
Expires 07/01/20		292	803

Warrants	Shares	Value
Software (continued)
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,501	$481
Total Warrants — 0.0%		3,508
Total Long-Term Investments (Cost — $508,643,251 — 148.6%		510,735,989

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (g)(h)	2,816,178	2,816,178
Total Short-Term Securities (Cost — $2,816,178) — 0.8%		2,816,178
Total Options Purchased (Cost — $25,422) — 0.0%		—
Total Investments (Cost — $511,484,851*) — 149.4%		513,552,167
Liabilities in Excess of Other Assets — (49.4)%		(169,911,882)

Net Assets — 100.0%		$343,640,285

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$511,550,281

Gross unrealized appreciation	$5,686,396
Gross unrealized depreciation	(3,684,510)

Net unrealized appreciation	$2,001,886

14	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,275,589	(4,459,411)	$2,816,178	$2,816,178	$1,913	$11	—
iShares iBoxx $ High Yield Corporate Bond ETF	16,868	(16,868)	—	—	6,508	2,164	$(4,940)
				$2,816,178	$8,421	$2,175	$(4,940)

(h)	Current yield as of period end.

For Trust compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	626,318	EUR	602,000	UBS AG	2/03/17	$(23,563)
USD	1,322,987	GBP	1,083,000	Royal Bank of Scotland PLC	2/03/17	(39,446)
USD	645,846	EUR	600,000	Morgan Stanley & Co. International PLC	3/06/17	(2,665)
USD	1,353,057	GBP	1,083,000	Barclays Bank PLC	3/06/17	(10,183)
Total						$(75,857)

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	942.86	USD	0	26	$—

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.92%	3-Month LIBOR	1/31/17	12/14/21	USD	870	$1,542
1.92%	3-Month LIBOR	1/31/17	12/14/21	USD	1,305	2,190
1.91%	3-Month LIBOR	1/31/17	12/16/21	USD	1,500	3,393
Total						$7,125

16	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,630,545	$250,000	$7,880,545
Common Stocks	$465,340	9,770	18,906	494,016
Corporate Bonds	—	24,106,924	13,080	24,120,004
Floating Rate Loan Interests	—	448,050,028	30,126,765	478,176,793
Investment Companies	61,117	—	—	61,117
Other Interests	—	—	6	6
Warrants	—	—	3,508	3,508
Unfunded Floating Rate Loan Interests[1]	—	7,462	—	7,462
Short-Term Securities	2,816,178	—	—	2,816,178

Total	$3,342,635	$479,804,729	$30,412,265	$513,559,629

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017	17

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	—	$7,125	—	$7,125
Liabilities:
Foreign currency exchange contracts	—	(75,857)	—	(75,857)

Total	—	$(68,732)	—	$(68,732)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2]

Derivative financial instruments are swaps, forward foreign currency exchange contracts and options purchased. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options purchased are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of October 31, 2016	$1,232,177	$1,497,774	$13,080	$22,427,576	$5	$4,350	$25,174,962
Transfers into Level 3[1]	—	—	—	12,836,389	—	—	12,836,389
Transfers out of Level 3[2]	—	(1,497,774)	—	(9,941,621)	—	—	(11,439,395)
Accrued discounts/premiums	—	—	—	18,749	—	—	18,749
Net realized gain[1] (loss)	859,718	—	—	(439,171)	—	—	420,547
Net change in unrealized appreciation (depreciation)[1],	(465,949)	—	—	643,194	1	(842)	176,404
Purchases	—	250,000	—	9,009,994	—	—	9,259,994
Sales	(1,607,040)	—	—	(4,428,345)	—	—	(6,035,385)

Closing Balance, as of January 31, 2017	$18,906	$250,000	$13,080	$30,126,765	$6	$3,508	$30,412,265

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[3]	$(465,949)	—	—	$194,227	—	$(842)	$(272,564)

[1]    As of October 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $135,000,000 are categorized as level 2 within the disclosure hierarchy.

During the period ended January 31, 2017, there were no transfers between levels.

18	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2017

Item  2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date:	March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date:	March 23, 2017